Debt and Commitments - Schedule of Company's Long-Term Debt (Parenthetical) (Detail)	Dec. 31, 2013	Dec. 31, 2012
Bank Term Debt [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	6.30%	8.00%
Government Loans [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	5.90%	5.40%